Bank and Other Borrowings (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended	8 Months Ended	12 Months Ended
	Nov. 28, 2017	Nov. 20, 2017	Aug. 31, 2016	Jun. 30, 2018	Aug. 18, 2017	Dec. 31, 2017	Dec. 31, 2016
Bank Borrowings (Textual)
Short term bank term				These borrowings were obtained from financial institutions and have terms of one year.		These borrowings were obtained from financial institutions and have term of one year. The long-term bank borrowings (including current portion) outstanding as of December 31, 2017 bore a weighted average interest rate of 7.97%, and were denominated in US$. These borrowings were obtained from financial institutions located in USA, and have term of 3 years.
Short term loan				$ 11,653		$ 12,648	$ 6,306
Weighted average interest rate				6.27%		6.89%	6.89%
Long-term debt, description				The long-term bank borrowings, current portion outstanding as of June 30, 2018 bore a weighted average interest rate of 8% and were denominated in US$. These borrowings were obtained from financial institutions located in the United States, and have terms of three years.
Long term loan				$ 18,185		$ 18,080	$ 12,178
Warrant purchase agreement, description					Equity classified instruments including (i) an option to purchase up to 400,000 units at $10.00 per unit ("Unit Purchase Option"), (ii) 5,750,000 public warrants and (iii) 531,875 private warrants issued by the Company prior to the Merger remain outstanding. Each unit consists of one ordinary share of the Company, one right (convertible into one tenth of an ordinary share) and one warrant to purchase one half of one ordinary share at $12. Each public and private warrant also entitles the holder to purchase one half of one ordinary share at $12.00 per whole share.
Accounts receivable				33,279		43,135
Warrants re-measured at fair value						200	$ 12
Long-term bank borrowing				3,032		1,515
HHMC Microelectronic Co., Limited [Member]
Bank Borrowings (Textual)
Short term bank term	Three months	Three months.
Short term loan	$ 5,000,000	$ 5,000
Short term loan outstanding				2,914
Interest rate	14.60%	0.04%
Interest rate will increase		0.10%
Warrants [Member]
Bank Borrowings (Textual)
Short term loan			$ 2,000
Warrants shares			1,900,800
Shares issued			2,515,123
Long term loan			$ 6,000
Shares of warrant acquire			417,166
Warrants re-measured at fair value						$ 1,544
Long-term bank borrowing				$ 3,032
Series D convertible redeemable preferred shares [Member] | Warrants [Member]
Bank Borrowings (Textual)
Exercise price			$ 0.5059
Warrant purchase agreement, description			The 2016 Warrants shall lapse and expire after 5 and 7 years from their issuance dates, respectively.